Summary of information about reportable segments (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services		$ 101,664	₨ 9,539,178	₨ 7,383,464	₨ 3,583,798
Service cost		56,202	5,273,474	4,039,046	866,039
Other revenue		5,700	534,852	571,058	606,099
Other income		496	46,558	108,957	102,362
Personnel expenses		21,197	1,988,886	1,596,258	1,348,215
Marketing and sales promotion expenses		2,345	219,987	430,106	459,935
Other operating expenses		(25,067)	(2,352,055)	(1,779,465)	(1,579,352)
Finance cost		1,361	127,692	106,877	286,998
Depreciation and amortization		4,386	411,505	308,899	197,527
Finance income		2,204	206,761	207,824	170,714
Profit/(Loss) before taxes		(494)	(46,250)	10,652	(329,331)
Tax (expense)/benefit		211	19,768	(12,849)	37,174
Profit/(Loss) for the year		$ (705)	(66,018)	23,501	(366,505)
Air ticketing [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		2,449,428	1,925,254	1,729,305
Customer inducement and acquisition costs			1,923,230	1,662,928	2,773,118
Service cost
Segment results			4,372,658	3,588,182	4,502,423
Hotels and packages [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		6,775,312	5,138,044	1,693,962
Customer inducement and acquisition costs			260,058	350,741	312,206
Service cost			(5,273,474)	(4,016,080)	(866,039)
Segment results			1,761,897	1,472,705	1,140,129
Other services [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		314,438	320,165	160,531
Customer inducement and acquisition costs			13,956	15,858	18,544
Service cost				(22,966)
Segment results			328,394	313,057	179,075
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		9,539,178	7,383,464	3,583,798
Customer inducement and acquisition costs			2,197,244	2,029,527	3,103,868
Service cost			(5,273,474)	(4,039,046)	(866,039)
Segment results			6,462,948	5,373,945	5,821,627
Other revenue	[2]		534,852	571,058	606,099
Other income			46,558	108,957	102,362
Customer inducement and acquisition costs (recorded as a reduction of revenue)			(2,197,244)	(2,029,527)	(3,103,868)
Personnel expenses			(1,988,886)	(1,596,258)	(1,348,215)
Marketing and sales promotion expenses			(219,987)	(430,106)	(459,935)
Other operating expenses			(2,352,055)	(1,779,465)	(1,579,352)
Finance cost			(127,692)	(106,877)	(286,998)
Depreciation and amortization			(411,505)	(308,899)	(197,527)
Finance income			206,761	207,824	170,714
Listing and related expenses					(54,238)
Profit/(Loss) before taxes			(46,250)	10,652	(329,331)
Tax (expense)/benefit			(19,768)	12,849	(37,174)
Profit/(Loss) for the year			₨ (66,018)	₨ 23,501	₨ (366,505)

[1]	There were no inter-segment revenue during the year ended March 31, 2024, March 31, 2025 and March 31, 2026. This amount constitutes of ‘revenue from external customer only.
[2]	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.